NOTE 14- BASIC AND FULLY DILUTED LOSS PER SHARE	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 14 -       BASIC AND FULLY DILUTED LOSS PER SHARE

The computations of basic loss per share of common stock are based on the weighted average number of common shares outstanding during the period of the financial statements.  Common stock equivalents which would arise from the exercise of stock options and warrants outstanding during the period, the conversion of convertible preferred stock and dividends or the conversion of convertible notes were excluded from the loss per share attributable to common stock holders as their value is anti-dilutive.

The Company's common stock equivalents, at December 31, consisted of the following and have not been included in the calculation because they are anti-dilutive:

	2015	2014
Convertible Notes Outstanding	2,728	82,126
Warrants Outstanding	4,575,098	447,436
Stock Options Outstanding	242,100	196,300
Common Stock to be Issued	260,206	6,000
Preferred Stock Outstanding	2,000	302,000
Dividends on Preferred Stock Outstanding	-	122,907

Total Common Stock Equivalents	5,082,132	1,156,769